Other Payables - Schedule of Other Payables (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Current
Accrued expenses	$ 736,012	$ 573,620	$ 2,129,153
Accrued expenses- IPO			891,819
Other payables	332,634	259,240	37,809
Total	$ 1,068,646	$ 832,860	$ 3,058,781